Intangible assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amortization expense	$ 397,744	$ 84,068	$ 228,604
Capitalized development cost [Member]
Amortization expense	361,353	77,119	0
Net of carrying value	$ 3,468,617	$ 1,852,648	$ 456,199